Contract balances (Details) - Schedule of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
At the beginning of the year	¥ 25,853	¥ 1,751
Allowance made during the year	7,298	25,694
Write-off	(9,822)	(1,592)
At the end of the year	¥ 23,329	¥ 25,853